Consolidated Statements of Comprehensive Income - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Consolidated Statements Of Comprehensive Income Abstract
Profit for the year	R 754,156	R 608,806	R 476,607
Items that may be reclassified to profit or loss in future periods:
Exchange differences on translating foreign operations	88,632	220,471	17,955
Other comprehensive income for the year	88,632	220,471	17,955
Total comprehensive income for the year net of income tax	842,788	829,277	494,562
Total comprehensive income attributable to:
Owners of the parent	823,894	813,486	469,024
Non-controlling interest	18,894	15,791	25,538
Total comprehensive income	R 842,788	R 829,277	R 494,562